UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-08683

TANAKA Funds, Inc.

 (Exact name of registrant as specified in charter)

230 Park Ave., Suite 960, New York, NY 10169

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville Ohio 44141

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   November 30

Date of reporting period:  November 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant  is required to disclose the  information  specified by Form N-CSR, and the  Commission  will make this  information  public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB")  control number.  Please direct comments  concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to Secretary,  Securities and Exchange Commission,  450 Fifth Street, NW, Washington,  DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

Item 1.  Reports to Stockholders.

TANAKA GROWTH FUND

ANNUAL REPORT

November 30, 2006

Fund Advisor:

Tanaka Capital Management, Inc.

230 Park Avenue

Suite 960

New York, NY 10169

Toll Free (877) 4TANAKA

January 2007

Dear TANAKA Growth Fund Shareholder,

The year 2006 ended on a strong note for TANAKA Growth Fund shareholders.  For our fiscal year ending November 30, 2006, the Fund was up nearly 8.0% versus an 8.82% gain on the benchmark Russell 3000 Growth Index, a 14.24% return on the large cap S&P 500 index, and an 8.91% gain on the Nasdaq.  Based on strong relative performance in November and December, in the calendar 4th Quarter (ending 12/31/06), the Fund was up 10.3% versus gains of 6.2% on the Russell 3000 Growth Index, 6.7% on the S&P 500 and 6.9% on the Nasdaq.  We believe that this may presage a strong 2007.

As you can see from the graph below, since the inception in December 1998 through 11/30/06, the Fund has outperformed our relevant benchmarks, up 36.8% versus a decline of 3.5% on the Russell 3000 Growth Index (3000 large, mid and small cap Growth Stocks) and gains of 27.5% on the S&P 500 and 11.5% on the Nasdaq Composite.  While the Fund is up strongly off our bottom in 2002 (up 142% versus gains of 78%, 94%, and 118% on the Russell 3000 Growth Index, the S&P 500 and the Nasdaq), some investors who bought the Fund in 1999 and 2000 may not yet be above cost.  We will not be satisfied until all investors are making a profit.

We are making steady progress towards this goal, and our analysis suggests that 2007 could be an above average year for our Growth and under-owned technology stocks in particular.  Our long term performance graph shows how we had a very strong year in 1999 and four years later in 2003.  These strong years coincided with the 3rd year of Presidential election cycles when we believe that monetary policy can be optimized without political implications and when fiscal policy becomes less active.  We believe that this environment is favorable for financial assets and most conducive to managements making capital allocation decisions that result in greater spending on technology.  In the 3rd year of Presidential election cycles since 1950, the S&P 500 has been up an average 23% with no down years.  2007 is the next 3rd year.  Since 1950, the 1st, 2nd, 3rd and 4th years have average returns of 6.1%, 8.2%, 23.0% and 12.6%.

While the history of the Presidential election cycle suggests more than a random pattern and is partly explainable by fiscal and monetary policy influences, we are also feeling sanguine on the macroeconomic and corporate profit metrics that historically have been important to consider over stock market cycles.  On the positive side: (1) Economic growth is moderating which is reducing inflationary pressure, (2) housing is slowing without showing signs of a collapse, (3) prices for energy and other commodities have come down considerably, reducing inflation and leaving more cash in the hands of consumers and corporations, (4) reported inflation seems to be moderating, (5) the corporate sector is generating record profit margins and cash flows, (6) relative to historical relationships with inflation, net financial assets are under-owned by households by over $5 Trillion, and (7) stocks are 25% cheap versus bonds.

On the negative side, we remain concerned about the increasing cost of the Wars in Iraq and Afghanistan, the continued threat of terrorism, the high cost of oil and a recent slowing in productivity gains.  We also know that the rate of growth in corporate profits will have to slow down after over three years of double digit growth.  We point out that this overall environment of more moderate growth in the economy and in overall corporate profits creates an opportunity for those above average growth companies to excel.

We have positioned the Fund to benefit from an above average stock market in 2007, with holdings in technology, healthcare, consumer products and services, the Emerging Markets of China and India and in other above average growth sectors.

We are always striving to deliver better performance and improve on our Fund’s risk adjusted returns.  While our analysis suggests that this could be a strong year, we are planning for the day when we will be taking a more conservative posture to lock in gains and reduce the volatility of returns.  If things go according to plan, towards the end of 2007 and into 2008 we might make portfolio adjustments to increase diversification and reduce portfolio volatility.

We are hoping that this will be one of our better years and encourage our shareholders to add to their positions.

Thank you for your continued support and for your confidence in the TANAKA Growth Fund.

Sincerely,

Graham Y. Tanaka, CFA

January 24, 2007

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund's prospectus contains this and other information about the Fund, and should be read carefully before investing.  You may obtain a current copy of the Fund's prospectus by calling 1-877-4TANAKA.  Past performance is no guarantee of future results.  Your Fund shares, when redeemed, may be worth more or less than their original cost.

The chart above assumes an initial investment of $10,000 made on December 30, 1998 (commencement of Fund operations) and held through November 30, 2006.  THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month may be obtained by calling 1-877-4TANAKA.

The Fund is a non-diversified fund.  The Fund may be subject to additional risk since it can invest in smaller capitalization companies including technology stocks, and it may invest up to 45% of its net assets in foreign securities, including multinational and emerging market securities.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  Please read the prospectus carefully before investing as it contains this and other infromation about the Fund.  You may obtain a current copy of the Fund's Prospectus by calling 1-877-4TANAKA.  Investment return and principal value fluctuate in response to the activities of individual companies and general market and economic conditions.

	Average Annual Returns
	(for the periods ended November 30, 2006)
						Since Inception
	One Month*	Six Month*	One Year	Three Year	Five Year	(December 30, 1998)
Tanaka Growth Fund, Class R **	5.39%	7.46%	7.97%	5.32%	4.67%	4.03%
Russell 3000 Growth Index ***	2.02%	9.11%	8.82%	8.20%	3.00%	-0.45%
Nasdaq Composite Index ***	2.75%	11.61%	8.91%	7.44%	4.72%	1.38%
S&P 500 Index ***	1.79%	11.29%	14.24%	11.81%	6.05%	3.12%

	Total Cumulative Returns *
	(for the periods ended November 30, 2006)
						Since Inception
	One Month	Six Month	One Year	Three Year	Five Year	(December 30, 1998)
Tanaka Growth Fund, Class R **	5.39%	7.46%	7.97%	16.82%	25.62%	36.80%
Russell 3000 Growth Index ***	2.02%	9.11%	8.82%	26.70%	15.94%	-3.54%
Nasdaq Composite Index ***	2.75%	11.61%	8.91%	24.05%	25.96%	11.46%
S&P 500 Index ***	1.79%	11.29%	14.24%	39.82%	34.17%	27.54%

* Not Annualized

** In compliance with SEC guidelines, these results include maximum sales charges. Return figures reflect any change in price per share and assume the reinvestment of all distributions.

*** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees.
The Nasdaq Composite Index, S&P 500 Index, and Russell 3000 Growth Index are widely recognized unmanaged indices representative of broader markets and ranges of securities then are found in the Fund's portfolio.
Individuals cannot invest directly in an index.

TANAKA GROWTH FUND
Schedule of Investments
November 30, 2006
Shares/Principal Value		Fair Value

Common Stock - 99.91%
Accident & Health Insurance - 3.22%
3,620	Aflac, Inc.	$159,787

Air Transportation, Scheduled - 1.38%
5,005	Jetblue Airways Corp. *	68,368

Biotechnology - .42%
521,817	Mymetics Corp. *	20,872

Electronic Housewares & Fans - .68%
1,420	Helen of Troy Corp.*	33,554

Electronic Industrial Apparatus - 1.47%
3,260	Zoltek Companies, Inc.*	73,187

Electronic & Other Electrical Equipment - 1.17%
1,640	General Electric Corp.	57,859

Electronic Components - 1.16%
3,475	Nam Tai Electrics, Inc.	57,754

Miscellaneous Chemical Product - 1.47%
26,820	Inksure Technologies*	73,218

Pharmaceutical - 11.99%
1,635	BARR Pharmaceuticals Class A *	83,516
7,940	Bioval Corp. (Canada)	141,094
15,253	KV Pharmaceutical Class A *	370,648
		595,258
Primary Smelting & Refining of Nonferrous Metals - .95%
27,365	Blue Earth Refineries, Inc.	47,341

Radio & TV Broadcasting & Communications Equipment - 10.07%
1,090	L-3 Communications Holdings, Inc.	89,652
3,854	Qualcomm, Inc.	141,018
11,551	Safenet, Inc.*	269,254
		499,924
Radiotelephone Communications - 7.15%
5,470	NII Holdings, Inc. *	355,167

Retail - Eating Places - 2.19%
5,236	BJ's Restaurants, Inc. *	108,595

Retail - Miscellaneous Shopping Goods Stores - 2.04%
3,982	Staples, Inc.	101,422

Retail - Retail Stores - 1.99%
3,344	Petsmart, Inc.	98,916

Services-Automotive Repair, Services & Parking - .99%
1,320	Monro Muffler Brake, Inc.	49,236

Services-Computer Integrated Systems Design - 4.73%
8,080	Scientific Games Corp.*	234,724

Services-Computer Programming Services - 5.72%
7,363	Amdocs Ltd.*	283,844

Services-Financial Services - 2.04%
38,933	Mass Financial Corp.*	101,226

Services-Medical Laboratories - 2.99%
6,097	Bio-Reference Labs, Inc.*	148,706

Special Industry Machinery - 13.78%
13,070	ASML Holding NV*	325,443
4,429	Novellus Systems, Inc.*	138,273
16,045	Semitool, Inc.*	220,298
		684,014
Surgical & Medical Instruments - 12.38%
2,580	Bard C.R., Inc.	212,308
5,955	China Medical Technologies, Inc.*	149,411
8,251	Kensey Nash Corp.*	253,141
		614,860
Wholesale - Industrial Machinery and Equipment - 9.19%
11,133	KHD Humboldt Wedag International, Ltd.*	456,453

Wholesale-Petroleum & Petroleum Products - .74%
245,630	Fuelnation, Inc.*	36,845

	Total Common Stocks (Cost $3,345,956)	4,961,130

Money Market Funds - .20%
9,951	Huntington Investment Fund Class A, 4.39% ** (Cost $9,951)	9,951

	Total Investments (Cost $3,355,907)	4,971,081

	Liabilities in Excess of Other Assets - (.11)%	(5,685)

	NET ASSETS - 100.00%	$4,965,396

* Non-Income producing security
** Variable Rate Security; the coupon rate shown represents the rate at November 30, 2006.
The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND
Statement of Assets and Liabilities
November 30, 2006

Assets:
Investment Securities at Market Value	$ 4,971,081
(Cost $3,355,907)
Receivables:
Securities Sold	17,417
Dividends and Interest	805
Prepaid Expenses	1,991
Total Assets	4,991,294
Liabilities:
Advisory Fees	1,980
Accrued Expenses	23,918
Total Liabilities	25,898
Net Assets:	$ 4,965,396

Net Assets Consist of:
Capital Stock	3,628
Paid In Capital	4,880,422
Accumulated Realized Loss on Investments - Net	(1,533,828)
Unrealized Appreciation in Value of Investments	1,615,174
Net Assets	$ 4,965,396
Net Asset Value and Offering Price Per Share
($4,965,396/362,839 shares)	13.68

TANAKA GROWTH FUND
Statement of Operations
Year Ended November 30, 2006

Investment Income:
Dividends (net of foreign witholding taxes of $1,691)	$ 25,650
Interest	1,204
Total Investment Income	26,854
Expenses:
Investment advisory fees	49,768
Legal expense	19,924
Transfer agent expense	16,890
Auditing expense	13,943
Distribution fees	12,442
Insurance expense	6,561
Custodian expense	4,325
Blue sky expense	2,933
Printing and mailing expense	2,535
Registration expense	1,763
Administration fees	1,703
Miscellaneous expense	860
Total expenses before waiver and expenses	133,647
Less: waiver of expenses and reimbursement from advisor	(11,715)
Net expenses after waiver and expenses	121,932
Net Investment Loss	(95,078)

Realized and Unrealized Gain (Loss) from Investments:
Realized gain from investments	235,080
Net Increase in unrealized appreciation on investments	226,617
Net Realized and Unrealized Gain from Investments	461,697

Net Increase in Net Assets resulting from Operations	$ 366,619

TANAKA GROWTH FUND
Statements of Changes in Net Assets
Years Ended November 30, 2006 and 2005

	2006	2005
Operations:
Net investment loss	(95,078)	(95,946)
Net realized gain (loss) on investment transactions	235,080	(338,507)
Change in net unrealized appreciation on investments	226,617	561,310
Net increase in net assets resulting from operations	366,619	126,857

Distributions to Shareholders:	0	0

Capital Share Transactions - Class A:
Proceeds from sale of shares	0	1,000
Cost of shares redeemed in exchange for class R shares	0	(186,149)
Cost of shares redeemed	0	(13,620)
	0	(198,769)
Capital Share Transactions - Class B:
Proceeds from sale of shares	0	0
Cost of shares redeemed in exchange for class R shares	0	(1,496,109)
Cost of shares redeemed	0	(1,600)
	0	(1,497,709)
Capital Share Transactions - Class R:
Proceeds from sale of shares	242,641	198,125
Cost of shares issued in exchange for class R shares	0	1,682,258
Cost of shares redeemed	(723,204)	(1,099,707)
	(480,563)	780,676

Net Decrease from Shareholder Activity	(480,563)	(915,802)
Net Assets:
Net decrease in net assets	(113,944)	(788,945)

Beginning of year	5,079,340	5,868,285
End of year	$ 4,965,396	$ 5,079,340

Share Transactions - A Shares:
Shares sold	0	83
Shares redeemed	0	(1,059)
Shares redeemed in exchange for Class R Shares	0	(16,364)
Net decrease in shares	0	(17,340)

Share Transactions - B Shares:
Shares sold	0	0
Shares redeemed	0	(99)
Shares redeemed in exchange for Class R Shares	0	(135,554)
Net increase (decrease) in shares	0	(135,653)

Share Transactions - R Shares:
Shares sold	18,422	16,027
Shares issued in exchange for Class A and B shares	0	148,919
Shares redeemed	(56,332)	(91,536)
Net increase (decrease) in shares	(37,910)	73,410

Outstanding at beginning of year	400,749	480,332
Outstanding at end of year	362,839	400,749

TANAKA GROWTH FUND
Financial Highlights
November 30, 2006
Selected data for a share outstanding throughout the period.

	For the years ended November 30,
	2006		2005		2004		2003		2002

Net asset value at beginning of period	$ 12.67		$ 12.29		$ 11.71		$ 8.04		$ 10.89
Net investment loss	(0.24)	(a)	(0.21)	(a)	(0.19)	(a)	(0.14)	(a)	(0.15)	(a)
Net gains or losses on securities (realized and unrealized)	1.25		0.59		0.77		3.81		(2.70)
Total from Investment Operations	1.01		0.38		0.58		3.67		(2.85)

Distributions	0.00		0.00		0.00		0.00		0.00
Total Distributions	0.00		0.00		0.00		0.00		0.00

Net Asset Value at End of Period	$ 13.68		$ 12.67		$ 12.29		$ 11.71		$ 8.04

Total Return (b) (c)	7.97%		3.09%		4.95%		45.65%		(26.08)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,965		$ 5,079		$ 4,021		$ 3,914		$ 2,657
before waiver & reimbursement
Ratio of expenses to average net assets	2.69%		4.07%		4.38%		5.26%		5.53%
Ratio of net investment income / (loss) to average net assets	(2.15)%		(3.60)%		(4.16)%		(5.07)%		(5.37)%
after waiver & reimbursement
Ratio of expenses to average net assets	2.45%		2.18%		1.75%		1.75%		1.75%
Ratio of net investment income / (loss) to average net assets	(1.91)%		(1.71)%		(1.53)%		(1.56)%		(1.60)%
Portfolio turnover rate	12.87%		24.02%		18.49%		12.62%		20.57%

(a) Net investment income / (loss) per share was based on average shares outstanding throughout the year.
(b) Total returns shown exclude the effect of applicable sales loads.
(c) Total return in above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

NOTE 1. ORGANIZATION

The TANAKA  Growth Fund (the "Fund") was  organized as a series of TANAKA Funds, Inc.,  a Maryland  corporation  (the  "Company")  on November 5, 1997;  the Fund commenced  operations  on December 30, 1998.  The Fund is registered under the

Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company.  The Fund's investment objective is to provide growth of capital. The Investment Advisor of the Fund is Tanaka Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security  Valuation - Equity  securities are valued by using  market quotations,  but may be valued on the  basis of  prices  furnished  by a pricing service  when the  Advisor  believes  such  prices  accurately  reflect the fair market  value of such  securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When  market  quotations  are not readily available,  when the Advisor  determines that the market  quotation or the price provided by the pricing  service does not accurately  reflect the current market value  or  when  restricted  or  illiquid  securities  are  being  valued,  such securities  are  valued  as  determined  in  good  faith  by  the  Advisor,   in conformity with guidelines adopted by and subject to review of the Board.

Fixed income  securities  generally are valued by using market  quotations,  but may be valued on the basis of prices  furnished  by a pricing  service  when the Advisor  believes such prices  accurately  reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor  decides that a price  provided by the pricing  service does not  accurately  reflect the fair market value of the  securities,  when prices are not readily  available  from a pricing  service,  or when  restricted or illiquid  securities are being valued, securities  are  valued  at  fair  value  as  determined  in good  faith  by the Advisor,  subject  to  review  of the  Board.  Short-term  investments  in fixed income  securities with maturities of less than 60 days when acquired,  or which subsequently  are within 60 days of maturity,  are valued by using the amortized cost method of valuation,  which the Board has  determined  will  represent fair value.

Following the calculation of security  values in terms of the currency in which the market  quotation used is expressed  ("local  currency"),  the pricing agent shall,  prior  to the  next  determination  of the  NAV  of the  Fund's  shares, calculate  these values in terms of U.S. dollars on the basis of the conversion of the local  currencies (if other than U.S. dollars) into U.S. dollars at the rates  of  exchange  prevailing  at the  valuation  time  as  determined  by the pricing agent.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends  to  qualify  each  year  as  a  "regulated  investment  company"  under sub-chapter  M  of  the  Internal   Revenue  Code  of  1986,   as  amended,   by distributing substantially  all  of its  taxable  income  to its  shareholders.  Therefore, no federal tax provision is required.  If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.   The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend  income  is  recorded  on  the ex-dividend   date  and  interest  income  is  recorded  on  an  accrual  basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis.  The Fund intends to distribute its net realized long-term capital  gains and its net  realized  short term capital  gains at least once a year.  Distributions to shareholders which are determined in accordance with income tax regulations are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.   These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified  in the  components  of the net  assets  based  on  their  ultimate characterization  for federal  income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  As of November 30, 2006, $95,078 of Net Investment Loss was reclassified to paid in capital.

Use of Estimates - The   preparation  of  financial   statements  in  conformity   with  accounting principles   generally  accepted  in  the  United  States  of   America requires management to make estimates and  assumptions  that affect the reported  amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of increases and  decreases  in net  assets  from  operations  during the  reporting  period. Actual results could differ from those estimates.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Tanaka Capital Management, Inc. (the "Advisor") to manage the Fund's investments.  The Advisor was organized as a Delaware corporation in 1986.  Graham Y. Tanaka, portfolio manager and President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio. Certain officers of the Advisor serve as director and officers of the Fund.

Under the terms of an Investment Advisory Agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board.  As compensation  for its  management  services,  the Fund is  obligated  to pay the Advisor a fee computed  and accrued  daily and paid monthly at an annual rate of 1.00% of the  average  daily net assets of the Fund.  For the year ended November 30, 2006, the Advisor earned a fee of $49,768 from the Fund.  The Advisor  has  contractually  agreed to waive all or a portion of its  management fees  and/or  reimburse  the Fund for the  expenses  it incurs,  but only to the extent  necessary to maintain  total annual  operating  expenses at 2.45% of the average  daily net assets, through  March 31, 2007.  For the year ended November 30, 2006, the Advisor waived fees and reimbursed expenses of $11,715.  The Fund has agreed that any  operating  expenses of the Fund reimbursed or waived by the Advisor shall be repaid to the Advisor by the Fund in the first, second and third fiscal years following the year ending November 30, 2006 if the total  expenses  for the Fund for each such year or years,  after  giving effect to the repayment,  do not exceed 2.45% of the average daily net assets  (or any  lower  expense  limitation  or limitations  to which the Advisor may agree).  At November 30, 2006, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Fund
November 30, 2004	November 30, 2007	$107,179
November 30, 2005	November 30, 2008	89,059
November 30, 2006	November 30, 2009	11,715

The  Fund has  adopted  a plan  pursuant  to Rule  12b-1  under  the  Investment Company Act of 1940 for each class of shares  authorized  (each  such  plan,  a "Distribution  Plan").  The Fund is obligated to pay a fee computed and accrued daily at an annual rate of 0.25% of the average daily net assets. For the fiscal year ended November 30, 2006 for a total of $12,442 in 12b-1 expenses were paid by the Fund.

Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed within 5 days after their purchase.  For the fiscal year ended November 30, 2006 no redemption fees were collected by the Fund from shareholder transactions.

NOTE 4. INVESTMENTS

For the year ended November 30, 2006, purchases and sales of investment securities, other than short-term investments and short-term government investments were as follows:

Amount
Purchases
Other	$643,112
Sales
Other	$1,242,131

As of November 30, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

Amount
Gross Appreciation	$ 1,883,109
Gross Depreciation	(311,920)
Net Appreciation on Investments	$ 1,571,189

At November 30, 2006, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $3,399,892.

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

NOTE 5. CAPITAL SHARES

The Company is  authorized  to issue up to  250,000,000  shares of common stock, par value  $0.01 per share,  of which it  currently  has  allocated  150,000,000 shares to the Fund.  Par value and paid in capital at November 30, 2006 was $4,884,050.

NOTE 6. CAPITAL LOSS CARRYFORWARDS

At November 30, 2006, the Fund had available for federal tax purposes unused capital loss carryforwards of $1,489,843, which are available for offset against future taxable net capital gains. These loss carryforwards expire as follows:

Year of Expiration	Amount
2010	$874,654
2011	271,155
2012	344,034

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions to shareholders for the fiscal years ended November 30, 2006 and November 30, 2005.

As of November 30, 2006, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Capital loss carryforward	$ (1,489,843)
Unrealized appreciation	1,571,189
$ 81,346

NOTE 8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial accounting Standards Board (FASB) issued FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits have a more than fifty percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

TANAKA GROWTH FUND

PORTFOLIO ANALYSIS

NOVEMBER 30, 2006 (UNAUDITED)

The Fund invests primarily in common stocks and other equity securities of small, medium and large capitalization companies. The Fund invests primarily in domestic securities, but it may also invest up to 45% of its net assets, measured at the time of investment, in foreign securities, including multinational and emerging market securities.

Availability of Portfolio Schedule

No sooner than twenty days after the end of each month, the Fund will make available a complete schedule of its portfolio holdings as of the last day of the month.  Currently, the Fund does disclose portfolio holdings to some brokerage firms and/or financial advisors that the Fund has an existing relationship with or is hoping to initiate a new relationship with.  The Fund may disclose its portfolio holdings to other parties upon request. Such disclosures are made only on the condition that the information be kept confidential.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange

Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

TANAKA GROWTH FUND

EXPENSE ILLUSTRATION

NOVEMBER 30, 2006 (UNAUDITED)

EXPENSE ILLUSTRATION

NOVEMBER 30,2006 (UNAUDITED)

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

TANAKA Growth Fund	Beginning Account Value June 1, 2006	Ending Account Value November 30, 2006	Expenses Paid During Period * June 1, 2006 to November 30, 2006
Actual	$1,000	$ 1,034.01	$12.49
Hypothetical (5% return before expenses)	$1,000	$1,012.78	$12.36

Expenses are equal to the Fund’s annualized expense ratio of 2.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

ADDITIONAL INFORMATION (CONTINUED)

NOVEMBER 30, 2006 (UNAUDITED)

Renewal of Investment Advisory Agreement with TANAKA Capital Management, Inc.

In connection with a regular Board meeting held on December 13, 2005, the Board, discussed the approval of Investment Advisory Agreement (the “IA Agreement”) between the Fund and Tanaka Capital Management (the “Advisor”) which was due to expire on December 14, 2005.

The Board began its review of the IA Agreement and discussed the Board’s responsibilities and considerations when reviewing the Agreement.  Fund Counsel advised the Board that there are five factors set forth by the SEC as minimum considerations, each of which must be visited when considering the renewal of an IA Agreement.  Fund Counsel guided the Board through each consideration, including: (1) the nature, extent, and quality of the services to be provided by the investment adviser; (2) the investment performance of the fund and the investment adviser; (3) the costs of the services to be provided and profits to be realized by the investment adviser and is affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale for the benefit of fund investors.

In addition to the five factors discussed above, and to further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board had requested and received the following information:  a description of the Advisor’s business and any personnel changes, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Advisor and sub-advisors and their personnel.  In addition, the Board requested and received financial statements from the Advisor for relevant periods, a description of the compensation received by the Advisor from the Fund both as an aggregate and in relation to fees charged by other advisors to similar Fund, information relating to the advisor’s policies and procedures regarding best execution, trade allocation, and soft dollar arrangements.  The materials prepared by the Advisor were provided to the Directors in advance of the meeting.

The Board considered the fees charged by the Advisor in light of the services provided to the Fund by the Advisor.  After full review of the materials presented and careful consideration, the Board, with the independent Directors separately concurring, agreed that the fees charged by the Advisor were fair and reasonable in light of the services provided to the Fund.

The Board then discussed the nature, extent and quality of the Advisor’s services to the Fund.  In particular, the Board noted with approval the Advisor’s commitment to maintaining certain targeted expense ratios for the Fund, its efforts in providing comprehensive and consistent investment management to the Fund, and its efforts to maintain ongoing regulatory compliance for the Fund.  The Board noted for the record that it reviewed, on a quarterly basis, performance and management reports relating to the Fund, and those prior reviews were incorporated into the Boards current considerations.

The Board discussed the Advisor’s current fee structure and whether such structure would allow the Fund to realize economies of scale as they grow.  The Board noted that the Advisor had been subsidizing the Fund’s operations since its inception and that the Advisor had a contractual right to recover certain of those expenses before the overall fund expense ratios would decrease.  Accordingly, it would be premature or the Board to consider economies of scale.

DIRECTORS AND OFFICERS

NOVEMBER 30, 2006 (UNAUDITED)

Each Director serves until the next annual meeting of shareholders or until his successor is duly elected. The Fund is not in a family of funds or a fund complex, and the only fund overseen by the Board is the Fund. The address of each Director and Officer is c/o Tanaka Capital Management, Inc., 230 Park Avenue, Suite 960, New York, New York 10169.

The following table provides information regarding each Director who is not an interested person of the

Company, as defined in the 1940 Act.

Name (Year of Birth)	Position(s) Held with Company (Length of Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
David M. Fox (1948)	Director (since 1997)

President and CEO of David Fox & Associates, a television programming sales firm, since 2001; President and CEO of my TVshop.com, Inc., an internet company, from 1999 to 2001;  President and CEO of Unapix Entertainment, a television and film sales firm from 1992 to 1999.

None
Thomas R. Schwarz (1936)	Director (since 1997)	Retired; President and COO of Dunkin Donuts, Inc. from 1966 to 1989; CEO of Grossmans, Inc. from 1989 to 1994.	TransAct Technologies, Inc.
Scott D. Stooker (1954)	Director (since 1997)

President of Scott Stooker, Inc., a wine and  marketing consulting firm since January 1990.  Certified Wine Educator, The Society of Wine Educators.  Senior Wine Educator, Duckhorn Vineyards, since 2004.  Wine Consultant, Pride Mountain Vineyards, since 2006.

None

The following table provides information regarding each Director who is an interested person of the Company, as defined in the 1940 Act, and each officer of the Company.

Name (Year of Birth)	Position(s) Held with Company (Length of Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
Graham Y. Tanaka (1948) *	Chairman, CEO and President (since 1997)	President of Tanaka Capital Management, Inc. since 1986.	TransAct Technologies, Inc.
Victoria A. McCann (1967)	Secretary (since 2001)	Chief Operating Officer of Tanaka Capital Management, Inc. since 2003; Head Trader/Operations Manager at Tanaka Capital Management, Inc. from 1991 to 2003.	None
Matthew S. Vlahovich (1982)	Treasurer, CFO and CCO (since 2005)	Analyst at Tanaka Capital Management, Inc. since 2004.	None

* “Interested person”, as defined in the 1940 Act, of the Fund because of the affiliation with Tanaka Capital Management, Inc.

The Directors were paid no fees during the fiscal year ended November 30, 2006.

Report of Independent Registered Public Accounting Firm

 To the Shareholders and Board of Directors

  of the TANAKA Growth Fund,

  a Series of The TANAKA Funds, Inc.

In planning and performing our audit of the financial statements of the TANAKA Growth Fund, a Series of the TANAKA Funds, Inc. (the "Fund"), as of and for the year ended November 30, 2006, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered its internal control over financial reporting, including control activities for safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting.  In fulfilling this responsibility, estimates and judgements by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance generally accepted accounting principles. Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures many deteriorate.

A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the company's ability to initiate, authorize, record, process or report external financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the company's annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

Our consideration of the TANAKA Growth Fund’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be significant deficiencies or material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the TANAKA Growth Fund’s internal control over financial reporting and its operation, including controls for safeguarding securities, that we consider to be a material weakness as defined above as of November 30, 2006.

This report is intended solely for the information and use of management, the Board of Directors    of the TANAKA Growth Fund, a Series of the TANAKA Funds, Inc. and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

Abington, Pennsylvania

Sanville & Company

January 25, 2007

The Fund’s Statement of Additional Information (SAI) includes additional information about the trustees and is available, without charge, upon request. You may call toll-free 1-877-4TANAKA to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2006, are available without charge upon request by (1) calling the Fund at 1-877-4TANAKA and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

DIRECTORS

Graham Y. Tanaka

David M. Fox

Thomas R. Schwarz

Scott D. Stooker

OFFICERS

Graham Y. Tanaka, Chairman and President

Victoria A. McCann, Secretary

Matthew S. Vlahovich, Treasurer, CFO, and Chief Compliance Officer

INVESTMENT ADVISOR

Tanaka Capital Management, Inc.

230 Park Ave., Suite 960

New York, NY 10169

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

David Jones & Associates, P.C.

395 Sawdust Rd., Suite 2148

The Woodlands, TX 77380

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

The Fund’s Statement of Additional Information includes additional information about the Fund and is available upon request at no charge by calling the Fund.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that Mr. David Fox is an audit committee financial expert.  Mr. David Fox is independent for purposes of this Item 3.  He has acquired his attributes through education and experience.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY

[2005]

$ 15,550

FY

[2006]

$ 10,000

(b)

Audit-Related Fees

Registrant

[Adviser]

FY

[2005]

$

N/A

$

N/A

FY

[2006]

$

N/A

$

N/A

Nature of the fees:

(c)

Tax Fees

Registrant

[Adviser]

FY

[2005]

$

675

$

N/A

FY

[2006]

$

1,000

$

N/A

Nature of the fees:

(d)

All Other Fees

Registrant

[Adviser]

FY

[year]

$

N/A

$

N/A

FY

[year]

$

N/A

$

N/A

Nature of the fees:

(e)

(1)

Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Fund's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Fund if the engagement relates directly to the operations and financial reporting of the Fund, and (v) receive the auditor's specific representations as to their independence;

(2)

Percentages of Services Approved by the Audit Committee

Registrant

[Adviser]

Audit-Related Fees:

100

  %

%

Tax Fees:

100

  %

%

All Other Fees:

100

  %

%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

[Adviser]

FY

[2005]

$

0

$

0

FY

[2006]

$

0

$

0

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of February 7, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By      /s/ Graham Tanaka

*

       Graham Tanaka, President

Date     February 8, 2007

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Graham Tanaka

*

       Graham Tanaka, President

Date  February 8, 2007

By    /s/ Matt Vlahovich

*

       Matt Vlahovich, Chief Financial Officer

Date  February 8, 2007

* Print the name and title of each signing officer under his or her signature.